Investment Portfolioas of January 31, 2025 (Unaudited)
DWS Latin America Equity Fund
	Shares	Value ($)

Equity Securities 96.8%
Argentina 0.7%
Pampa Energia SA (ADR)* (Cost $1,635,219)	18,795	1,680,837
Brazil 61.4%
Allos SA	757,550	2,462,924
Ambev SA (ADR)	784,200	1,450,770
B3 SA - Brasil Bolsa Balcao	3,630,212	6,951,014
Banco Bradesco SA (ADR) (a)	1,890,200	3,988,322
Banco Bradesco SA (Preferred)	1,762,837	3,646,906
Banco BTG Pactual SA (Units)	1,050,307	5,853,560
Banco Santander Brasil SA (Units)	994,000	4,415,472
CCR SA	470,942	904,968
Centrais Eletricas Brasileiras SA	1,411,581	8,717,235
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	543,385	8,793,203
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR)	40,250	651,245
Cia Paranaense de Energia - Copel (ADR)	10,179	67,792
Cia Paranaense de Energia - Copel "B" (Preferred)	2,922,932	4,851,505
Cyrela Brazil Realty SA Empreendimentos e Participacoes	432,700	1,512,660
Direcional Engenharia SA	239,675	1,180,320
Embraer SA*	358,300	3,660,220
Embraer SA (ADR)*	62,856	2,575,210
Equatorial Energia SA	1,241,857	6,406,856
Gerdau SA (ADR)	187,700	546,207
Gerdau SA (Preferred)	1,088,239	3,206,591
Hapvida Participacoes e Investimentos SA 144A*	11,768,466	4,873,279
Iguatemi SA (Units)	581,313	1,833,249
Itaú Unibanco Holding SA (Preferred)	1,252,400	7,245,599
JBS SA	681,500	4,132,812
Localiza Rent a Car SA	124,303	656,605
Lojas Renner SA	1,386,080	3,237,480
Multiplan Empreendimentos Imobiliarios SA	666,378	2,554,199
Petroleo Brasileiro SA (ADR)	357,000	5,072,970
Petroleo Brasileiro SA (ADR) (Preferred)	478,000	6,166,200
Petroleo Brasileiro SA (Preferred)	1,594,060	10,280,563
PRIO SA*	1,180,539	8,280,267
Rumo SA	2,364,269	7,443,904
Suzano SA	133,900	1,429,033
TIM SA	406,931	1,086,951
TIM SA (ADR) (a)	77,100	1,020,804
TOTVS SA	975,043	5,682,697
Vale SA	281,900	2,613,004
Vale SA (ADR)	56,500	524,885
WEG SA	190,500	1,794,153
(Cost $150,640,675)		147,771,634
Chile 6.3%
Banco de Chile	18,369,550	2,277,247
Banco de Chile (ADR)	29,869	738,959

Cencosud SA	2,739,092	6,970,674
Parque Arauco SA	2,976,935	5,114,593
(Cost $9,998,389)		15,101,473
Mexico 23.4%
America Movil SAB de CV (ADR)	66,322	929,171
Coca-Cola Femsa SAB de CV (ADR)	98,439	7,726,477
Fibra MTY SAPI de CV (REIT) (a)	5,917,882	3,032,907
Fomento Economico Mexicano SAB de CV (ADR)	43,800	3,737,016
Fomento Economico Mexicano SAB de CV (Units)	341,798	2,908,137
GCC SAB de CV	263,079	2,430,072
Gentera SAB de CV (a)	2,164,139	2,829,192
Grupo Aeroportuario del Pacifico SAB de CV (ADR)*	7,539	1,397,354
Grupo Aeroportuario del Pacifico SAB de CV "B"	23,730	437,932
Grupo Aeroportuario del Sureste SAB de CV (ADR)	1,052	288,742
Grupo Aeroportuario del Sureste SAB de CV "B"	42,159	1,147,054
Grupo Financiero Banorte SAB de CV "O"	1,488,357	10,331,304
Grupo Mexico SAB de CV "B"	1,155,618	5,640,901
Grupo Televisa SAB (ADR)	2,830	5,434
Grupo Traxion SAB de CV 144A* (a)	1,683,786	1,351,287
Kimberly-Clark de Mexico SAB de CV "A"	1,784,240	2,659,742
Prologis Property Mexico SA de CV (REIT)	613,641	1,911,520
Regional SAB de CV (a)	452,850	2,951,982
Wal-Mart de Mexico SAB de CV	1,781,963	4,641,944
(Cost $53,387,803)		56,358,168
Peru 4.4%
Credicorp Ltd. (Cost $6,863,163)	57,378	10,505,912
United States 0.0%
Southern Copper Corp. (Cost $95)	1	92
Uruguay 0.6%
MercadoLibre, Inc.* (Cost $1,335,896)	705	1,355,144
Total Equity Securities (Cost $223,861,240)		232,773,260

Rights 0.0%
Brazil
Equatorial Energia SA, Expiration Date 2/13/2025* (Cost $0)	3,444	2,799

Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (b) (c) (Cost $7,506,837)	7,506,837	7,506,837

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $231,368,077)	99.9	240,282,896
Other Assets and Liabilities, Net	0.1	326,589
Net Assets	100.0	240,609,485
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (b) (c)
2,045,725	5,461,112 (d)	—	—	—	14,420	—	7,506,837	7,506,837

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2025 amounted to $6,994,486, which is 2.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Securities are listed in country of domicile.
At January 31, 2025 the DWS Latin America Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	61,735,469	26%
Consumer Staples	34,227,571	14%
Utilities	31,171,473	13%
Energy	29,800,000	13%
Industrials	21,657,430	9%
Real Estate	16,909,393	7%
Materials	16,390,785	7%
Consumer Discretionary	7,285,603	3%
Information Technology	5,682,697	2%
Health Care	4,873,279	2%
Communication Services	3,042,359	1%
Total	232,776,059	97%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$1,680,837	$—	$—	$1,680,837
Brazil	147,771,634	—	—	147,771,634
Chile	738,959	14,362,514	—	15,101,473
Mexico	56,358,168	—	—	56,358,168
Peru	10,505,912	—	—	10,505,912
United States	92	—	—	92
Uruguay	1,355,144	—	—	1,355,144
Rights	2,799	—	—	2,799
Short-Term Investments	7,506,837	—	—	7,506,837
Total	$225,920,382	$14,362,514	$—	$240,282,896
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLAEF-PH1
R-080548-3 (1/27)